Guinness Atkinson Sustainable Energy ETF

Schedule of Investments

at March 31, 2026 (Unaudited)

Shares	Common Stocks: 94.6%	Value
	Electrification: 21.4%
1,351	Amphenol Corp	$170,699
1,642	Aptiv PLC*	114,020
3,061	Infineon Technologies AG	134,464
4,688	Johnson Matthey PLC	117,705
416	LG Chem Ltd.	82,628
574	NXP Semiconductors NV	112,998
3,416	Sensata Technologies Holding	120,311
		852,825
	Energy Efficiency: 19.2%
1,495	Aecom	126,806
2,320	Ameresco Inc.*	59,160
6,162	Atlas Copco AB	106,217
286	Carlisle Cos Inc	95,415
773	Owens Corning	83,654
2,639	Spie SA	130,691
390	Trane Technologies PLC	162,529
		764,472
	Renewable Energy Generation: 20.9%
124,994	China Longyuan Power Group Corp Ltd.	113,658
8,939	Iberdrola SA	204,035
2,145	Nextera Energy Inc.	199,228
1,326	Ormat Technologies Inc.	148,406
1,468	Prysmian SpA	167,630
		832,957
	Renewable Equipment Manufacturing: 33.1%
4,051	Canadian Solar Inc.*	56,106
481	Eaton Corp. PLC	172,039
786	Enphase Energy Inc.*	29,719
615	First Solar Inc.*	121,315
389	Hubbell Inc.	190,898
1,140	Itron Inc.*	102,178
1,154	Legrand SA	175,691
624	Schneider Electric SE	165,260
613	Siemens AG	145,765
3,523	Vestas Wind Systems A/S	103,652
148,000	Xinyi Solar Holdings Ltd.	54,925
		1,317,548

	Total Common Stocks (Cost $3,682,127)	3,767,802

	Total Investments (Cost $3,682,127): 94.6%	3,767,802
	Other Assets in Excess of Liabilities: 5.4%	215,141
	Total Net Assets - 100.0%	$3,982,943

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company